Equity (Details Narrative) - USD ($)								12 Months Ended
	Aug. 19, 2025	Aug. 11, 2025	Aug. 08, 2025	Aug. 07, 2025	Jun. 10, 2025	Feb. 28, 2025	Feb. 27, 2025	Sep. 30, 2025	Feb. 26, 2025	Sep. 30, 2024	May 31, 2024
Class of Stock [Line Items]
Share capital									$ 50,000		$ 50,000
Ordinary shares divided									50,000		50,000
Ordinary shares par value							$ 0.0001		$ 1		$ 1
Ordinary shares issued							50,000				50,000
Investors [Member]
Class of Stock [Line Items]
Equity interest percentage						3.80%
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Maximum aggregate number of shares						1,900
Share price						$ 300
Consideration amount						$ 570,000
Common Class A [Member]
Class of Stock [Line Items]
Share capital							$ 50,000
Ordinary shares divided							450,000,000	450,000,000		450,000,000
Ordinary shares par value				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued							32,970	14,675,400		10,550,400
Voting rights							1 vote per share
Number of shares issued				225,000
Common Class A [Member] | 2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Maximum aggregate number of shares					2,400,000
Granted shares	2,400,000
Vested shares	2,400,000
Number of value issued	$ 8,808,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Maximum aggregate number of shares		1,725,000
Share price		$ 4.00
Gross proceeds from IPO		$ 6,900,000
Net proceeds from IPO			$ 5,049,993
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued								1,725,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares divided							50,000,000	50,000,000		50,000,000
Ordinary shares par value							$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued							17,030	5,449,600		5,449,600
Voting rights							20 votes per share